Profit Before Income Tax - Summary of Finance Costs (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Analysis of income and expense [abstract]
Interest on lease liabilities	$ 196,688	$ 6,270	$ 184,970	$ 148,916
Interest on borrowings and bonds payable	7,725,331	246,265	6,848,484	6,197,706
Other interest expenses	224,362	7,152
Total interest expense for financial liabilities measured at amortized cost	8,146,381	259,687	7,033,454	6,346,622
Less: Amounts included in the cost of qualifying assets
Property, plant and equipment	(667,981)	(21,294)	(285,611)	(107,712)
Interest expense	7,478,400	238,393	6,747,843	6,238,910
Other finance costs	24,869	793	29,189	33,176
Finance costs	$ 7,503,269	$ 239,186	$ 6,777,032	$ 6,272,086